General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and administrative expenses
Schedule of general and administrative expenses

	2025	2024
	($)	($)
Salaries and benefits	8,704	8,392
Share-based compensation	3,965	3,515
Insurance	4,811	4,738
Depreciation	—	301
Legal, professional and other consulting fees	7,479	6,822
Regulatory and listing fees	535	642
Other	2,886	3,020
	28,380	27,430